Significant Transactions with Related Parties and Non-Controlling Shareholders of Subsidiaries - Non-controlling shareholders of subsidiaries (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Transactions with non-controlling shareholders of subsidiaries:
Sales	$ 278,287	$ 277,677
Purchases	152,158	167,577
Balances with non-controlling shareholders of subsidiaries included in:
Accounts receivable	117,556		$ 126,750
Accounts payable	33,646		45,533
Other payables and accruals	197,627		208,892
Non-controlling shareholders of subsidiaries
Transactions with non-controlling shareholders of subsidiaries:
Sales	21,972	26,991
Purchases	110	355
Distribution service fee	79	$ 107
Balances with non-controlling shareholders of subsidiaries included in:
Accounts receivable	7,185		11,280
Accounts payable	11		90
Other payables and accruals	$ 247		$ 248